Note 17 - Supplemental Oil and Gas Disclosures (Unaudited) - Results of Operating for Oil, Natural Gas and NGL Producing Activities (Details) - USD ($) $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Aug. 21, 2020	Dec. 31, 2019
Oil, NGL and natural gas sales	$ 16,400	$ 8,223	$ 8,115
Lease operating expenses	2,653	4,870	3,372
Production and ad valorem taxes	886	566	449
Exploration and abandonment expense	5,032	4	2,850
Depletion, depreciation and amortization expense	9,877	6,385	4,269
Accretion of discount on asset retirement obligations	51	89	72
Results of operations from oil and gas production activities	$ (2,099)	$ (3,691)	$ (2,897)